Debt - Schedule of Debt Outstanding, Aggregated by Scheduled Maturities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Long Term Debt By Maturity [Abstract]
2014 (current portion)	$ 1,484,912
2015	2,918,184
2016	2,530,701
2017	1,287,740
2018	650,074
Thereafter	133,518
Total	$ 9,005,129	$ 9,357,887